Employee benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Employee benefits
16.
Employee benefits

TFI International pension plans

The Group sponsors defined benefit pension plans for 1 of its employees (2022 – 99).

These plans are all within Canada and include one unregistered plan. The last pension benefits were paid in 2023 for all the defined benefit pension plans but one. The defined benefit plans are no longer offered to employees. Therefore, the future obligation will only vary by actuarial re-measurements.

The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2022 and the next required valuation will be as of December 31, 2023.

TForce Freight pension plans

Pursuant to the terms of the purchase agreement for TForce Freight, the Group has recognized defined benefit pension plans for certain participants of the UPS Pension plans. The pension plans have ongoing benefit accruals and new employees that are eligible to participate in the plans once they satisfy the participation requirements. The pension plans include 6,895 active participants (2022 - 8,787).

The plans do not have recurring contributions for employees. These plans are still required to fund past service costs and are fully funded by the Group. The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2022 and the next required valuation will be as of December 31, 2023.

Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2023			December 31, 2022
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	13,999	212,373	226,372	20,189	144,110	164,299
Fair value of plan assets	(200)	(172,941)	(173,141)	(10,214)	(158,444)	(168,658)
Net defined benefit liability (asset)	13,799	39,432	53,231	9,975	(14,334)	(4,359)

Plan assets comprise:

	December 31, 2023	December 31, 2022
TFI International pension plans
Equity securities	14%	7%
Debt securities	0%	91%
Other	86%	2%
TForce Freight pension plans
Equity securities	95%	95%
Debt securities	5%	5%

All equity and debt securities have quoted prices in active markets. Debt securities are held through mutual funds and primarily hold investments with ratings of AAA, AA or A, based on Moody’s ratings.

Movement in the present value of the accrued benefit obligation for defined benefit plans:

	December 31, 2023			December 31, 2022
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total

Defined benefit obligation,
beginning of year	20,189	144,110	164,299	27,127	133,653	160,780
Current service cost	382	58,155	58,537	539	115,967	116,506
Interest cost	787	7,342	8,129	730	3,522	4,252
Benefits paid	(10,139)	(3,832)	(13,971)	(985)	(1,283)	(2,268)
Remeasurement loss (gain) arising from:
- Demographic	-	1,017	1,017	-	(12,200)	(12,200)
- Financial assumptions	566	7,303	7,869	(4,880)	(83,707)	(88,587)
- Experience	1,849	(1,760)	89	(489)	(11,463)	(11,952)
Settlement	28	29	57	-	82	82
Effect of movements in exchange rates	337	9	346	(1,853)	(461)	(2,314)
Defined benefit obligation, end of year	13,999	212,373	226,372	20,189	144,110	164,299

Movement in the fair value of plan assets for defined benefit plans:

	December 31, 2023			December 31, 2022
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Fair value of plan assets,
beginning of year	10,214	158,444	168,658	13,437	80,466	93,903
Interest income	250	8,124	8,374	348	3,746	4,094
Employer contributions	37	-	37	457	103,099	103,556
Benefits paid	(10,139)	(3,832)	(13,971)	(985)	(1,283)	(2,268)
Fair value remeasurement	(165)	11,816	11,651	(2,066)	(25,407)	(27,473)
Plan administration expenses	(44)	(1,623)	(1,667)	(59)	(1,735)	(1,794)
Effect of movements in exchange rates	47	12	59	(918)	(442)	(1,360)
Fair value of plan assets, end of year	200	172,941	173,141	10,214	158,444	168,658

Expense recognized in income or loss:

	December 31, 2023			December 31, 2022
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Current service cost	382	58,155	58,537	539	115,967	116,506
Net interest cost	537	(782)	(245)	382	(224)	158
Plan administration expenses	44	1,623	1,667	59	1,735	1,794
Net settlement	28	29	57	-	82	82
Pension expense	991	59,025	60,016	980	117,560	118,540
Actual return on plan assets	85	19,940	20,025	(1,718)	(21,661)	(23,379)

Actuarial losses recognized in other comprehensive income:

	December 31, 2023			December 31, 2022
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Amount accumulated in retained	8,871	(75,238)	(66,367)	12,174	6,643	18,817
earnings, beginning of year
Recognized during the year	2,580	(5,256)	(2,676)	(3,303)	(81,881)	(85,184)
Amount accumulated in retained
earnings, end of year	11,451	(80,494)	(69,043)	8,871	(75,238)	(66,367)
Recognized during the year, net of tax	1,902	(3,918)	(2,016)	(2,435)	(61,073)	(63,508)

The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2023		December 31, 2022
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Defined benefit obligation:
Discount rate at	4.8%	5.0%	5.0%	5.2%
Future salary increases	3.0%	2.0%	1.6%	2.0%
Employee benefit expense:
Discount rate at	5.0%	5.0%	2.4%	5.2%
Rate of return on plan assets at	5.0%	5.0%	2.4%	5.2%
Future salary increases	3.0%	2.0%	3.0%	2.0%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2023		December 31, 2022
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Longevity at age 65 for current pensioners
Males	22.3	19.1	22.7	19.0
Females	25.0	22.0	24.9	21.4
Longevity at age 65 for current members aged 45
Males	23.8	20.6	23.6	20.6
Females	26.3	23.4	25.8	22.9

At December 31, 2023 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	9.5
TForce Freight pension plans	17.6

The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2023		2022
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(34,520)	44,102	(25,536)	32,517

Historical information:

	2023	2022	2021	2020	2019
Defined benefit obligation	226,372	164,299	160,780	35,529	31,449
Fair value of plan assets	(173,141)	(168,658)	(93,903)	(21,147)	(18,108)
Deficit (surplus) in the plan	53,231	(4,359)	66,877	14,382	13,341

Experience adjustments arising on plan obligations	8,975	(112,739)	5,823	3,220	2,116
Experience adjustments arising on plan assets	11,651	(27,473)	310	1,129	467

The Group expects contributions of $20.0 million to be paid to its defined benefit plans in 2024.

Contributions to multi-employer plans

Pursuant to the terms of the purchase agreement for JHT, the Group participates in, under collective bargaining agreements, three multi-employer benefit plans named :

•
Central States, Southeast and Soutwest Areas Pension Plan
•
IAM National Pension Fund
•
Western Congerence of Teamsters Pension Plan

The Groups contribution under the plans were expensed as incurred and totaled $3.5 million in 2023.